Shareholder Report, Average Annual Return (Details)		12 Months Ended		46 Months Ended		56 Months Ended		60 Months Ended		113 Months Ended		116 Months Ended		120 Months Ended
		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026
C000229441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		17.24%				6.15%	[1]
C000229440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	22.56%				6.73%	[3]
C000236389 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(0.45%)		2.04%	[4]
C000236392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[5]	2.30%		2.45%	[6]
C000173915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		17.28%						7.08%		10.24%	[7]
C000173916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[8]	20.39%						7.58%		10.29%	[9]
C000173917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[10]	22.48%						7.55%		10.12%	[11]
C000119447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		17.29%						7.15%						10.13%
C000119448 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[12]	19.59%						7.32%						9.97%
C000119449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[13]	22.50%						7.60%						9.96%
C000119423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[14]	5.25%						2.58%						5.32%
C000119430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		3.67%						2.46%						5.49%
C000119424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[15]	8.24%						2.90%						5.32%
C000092196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		17.24%						7.13%						10.14%
C000092197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[16]	19.44%						7.29%						9.96%
C000092198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[17]	22.44%						7.59%						9.96%
C000119439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		15.96%						6.82%						9.97%
C000119440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[18]	18.12%						6.99%						9.80%
C000119441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[19]	21.07%						7.28%						9.79%
C000119431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		10.29%						5.13%						8.66%
C000119432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[20]	12.19%						5.26%						8.49%
C000119433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[21]	15.11%						5.58%						8.48%
C000006829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		14.42%						6.39%						9.60%
C000006830 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[22]	16.56%						6.55%						9.43%
C000006831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[23]	19.56%						6.85%						9.43%
C000006820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		6.12%						3.52%						7.09%
C000006821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[24]	7.75%						3.65%						6.92%
C000006822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[25]	10.79%						3.96%						6.92%
C000006793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		5.26%						2.56%						4.50%
C000006794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[26]	5.12%						2.35%						4.17%
C000006795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[27]	8.12%						2.68%						4.16%
Without Sales Load [Member] | C000229439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		24.74%				7.77%	[28]
Without Sales Load [Member] | C000229442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		24.86%				7.88%	[29]
Without Sales Load [Member] | C000229441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		24.39%				7.51%	[1]
Without Sales Load [Member] | C000229440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		23.56%				6.73%	[3]
Without Sales Load [Member] | C000229443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		24.75%				7.79%	[30]
Without Sales Load [Member] | C000229438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		23.57%				6.73%	[31]
Without Sales Load [Member] | C000229437 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		24.16%				7.26%	[32]
Without Sales Load [Member] | C000229436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		24.44%				7.52%	[33]
Without Sales Load [Member] | C000236387 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		4.25%		3.50%	[34]
Without Sales Load [Member] | C000236390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		3.30%		2.45%	[35]
Without Sales Load [Member] | C000236393 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		3.81%		2.96%	[36]
Without Sales Load [Member] | C000236388 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		4.07%		3.21%	[37]
Without Sales Load [Member] | C000236386 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		4.22%		3.47%	[38]
Without Sales Load [Member] | C000236389 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.97%		3.19%	[4]
Without Sales Load [Member] | C000236392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		3.29%		2.45%	[6]
Without Sales Load [Member] | C000236391 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.22%		3.47%	[39]
Without Sales Load [Member] | C000173915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		24.43%						8.35%		10.94%	[7]
Without Sales Load [Member] | C000173916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		24.39%						7.87%		10.29%	[9]
Without Sales Load [Member] | C000173917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		23.48%						7.55%		10.12%	[11]
Without Sales Load [Member] | C000173918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		24.67%						8.63%		11.22%	[40]
Without Sales Load [Member] | C000119453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		24.44%						8.42%						10.79%
Without Sales Load [Member] | C000119454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		24.73%						8.69%						11.06%
Without Sales Load [Member] | C000173233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		24.94%						8.84%				11.02%	[41]
Without Sales Load [Member] | C000173923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		24.83%						8.78%		11.35%	[42]
Without Sales Load [Member] | C000173922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		24.71%						8.61%		11.21%	[43]
Without Sales Load [Member] | C000173919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		24.44%						8.14%		10.44%	[44]
Without Sales Load [Member] | C000173920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		24.05%						8.07%		10.66%	[45]
Without Sales Load [Member] | C000173921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		24.38%						8.36%		10.94%	[46]
Without Sales Load [Member] | C000173232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		23.47%						8.53%				10.84%	[47]
Without Sales Load [Member] | C000119446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		23.32%						8.37%						10.90%
Without Sales Load [Member] | C000119442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		23.31%						8.37%						10.91%
Without Sales Load [Member] | C000119443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		22.22%						7.31%						9.80%
Without Sales Load [Member] | C000119444 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		22.69%						7.82%						10.34%
Without Sales Load [Member] | C000119445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		22.97%						8.09%						10.62%
Without Sales Load [Member] | C000119447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		24.44%						8.42%						10.78%
Without Sales Load [Member] | C000119448 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		23.59%						7.62%						9.97%
Without Sales Load [Member] | C000119449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		23.50%						7.60%						9.96%
Without Sales Load [Member] | C000119450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		24.75%						8.68%						11.01%
Without Sales Load [Member] | C000119451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		23.66%						7.63%						9.97%
Without Sales Load [Member] | C000119452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		24.13%						8.15%						10.52%
Without Sales Load [Member] | C000173229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		24.83%						8.84%				11.01%	[48]
Without Sales Load [Member] | C000119423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		9.25%						2.90%						5.32%
Without Sales Load [Member] | C000119430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		10.00%						3.68%						6.12%
Without Sales Load [Member] | C000119424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		9.24%						2.90%						5.32%
Without Sales Load [Member] | C000119425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		10.33%						3.92%						6.37%
Without Sales Load [Member] | C000119426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.86%						2.65%						5.18%
Without Sales Load [Member] | C000119427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		9.79%						3.42%						5.84%
Without Sales Load [Member] | C000119428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		10.06%						3.67%						6.11%
Without Sales Load [Member] | C000119429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		10.25%						3.92%						6.37%
Without Sales Load [Member] | C000173230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		10.45%						4.07%				6.28%	[49]
Without Sales Load [Member] | C000092196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		24.39%						8.41%						10.79%
Without Sales Load [Member] | C000092197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		23.44%						7.59%						9.96%
Without Sales Load [Member] | C000092198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		23.44%						7.59%						9.96%
Without Sales Load [Member] | C000092199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		24.65%						8.68%						11.06%
Without Sales Load [Member] | C000092200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		23.46%						7.60%						9.96%
Without Sales Load [Member] | C000092201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		24.05%						8.13%						10.51%
Without Sales Load [Member] | C000092202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		24.34%						8.40%						10.79%
Without Sales Load [Member] | C000092203 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		24.68%						8.66%						11.06%
Without Sales Load [Member] | C000119437 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		17.01%						6.38%						9.29%
Without Sales Load [Member] | C000119438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		17.30%						6.65%						9.58%
Without Sales Load [Member] | C000173231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		17.45%						6.80%				9.49%	[50]
Without Sales Load [Member] | C000119439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		23.03%						8.09%						10.63%
Without Sales Load [Member] | C000119440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		22.12%						7.29%						9.80%
Without Sales Load [Member] | C000119441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		22.07%						7.28%						9.79%
Without Sales Load [Member] | C000119431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		17.02%						6.38%						9.30%
Without Sales Load [Member] | C000119432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		16.19%						5.59%						8.49%
Without Sales Load [Member] | C000119433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		16.11%						5.58%						8.48%
Without Sales Load [Member] | C000119434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		17.35%						6.65%						9.55%
Without Sales Load [Member] | C000119435 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		16.03%						5.56%						8.45%
Without Sales Load [Member] | C000119436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		16.72%						6.12%						9.02%
Without Sales Load [Member] | C000006829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		21.40%						7.66%						10.25%
Without Sales Load [Member] | C000006830 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		20.56%						6.86%						9.43%
Without Sales Load [Member] | C000006831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		20.56%						6.85%						9.43%
Without Sales Load [Member] | C000006832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		21.76%						7.93%						10.50%
Without Sales Load [Member] | C000006833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		20.55%						6.86%						9.42%
Without Sales Load [Member] | C000006835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		21.16%						7.40%						9.97%
Without Sales Load [Member] | C000006836 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		21.50%						7.66%						10.25%
Without Sales Load [Member] | C000006837 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		21.74%						7.93%						10.52%
Without Sales Load [Member] | C000006820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		12.60%						4.75%						7.73%
Without Sales Load [Member] | C000006821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		11.75%						3.96%						6.92%
Without Sales Load [Member] | C000006822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		11.79%						3.96%						6.92%
Without Sales Load [Member] | C000006823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		12.85%						5.00%						7.96%
Without Sales Load [Member] | C000006824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		11.78%						3.96%						6.92%
Without Sales Load [Member] | C000006826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		12.27%						4.48%						7.46%
Without Sales Load [Member] | C000006827 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		12.61%						4.74%						7.72%
Without Sales Load [Member] | C000006828 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		12.87%						5.01%						8.00%
Without Sales Load [Member] | C000173227 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		12.97%						5.14%				7.86%	[51]
Without Sales Load [Member] | C000173228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		21.91%						8.08%				10.45%	[52]
Without Sales Load [Member] | C000006793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		9.93%						3.45%						4.95%
Without Sales Load [Member] | C000006794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		9.12%						2.68%						4.17%
Without Sales Load [Member] | C000173225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		10.30%						3.82%				5.21%	[53]
Without Sales Load [Member] | C000006801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		10.21%						3.69%						5.21%
Without Sales Load [Member] | C000006799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		9.66%						3.19%						4.69%
Without Sales Load [Member] | C000006800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		9.93%						3.45%						4.95%
Without Sales Load [Member] | C000006795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		9.12%						2.68%						4.16%
Without Sales Load [Member] | C000006796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		10.20%						3.71%						5.21%
Without Sales Load [Member] | C000006797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		9.11%						2.69%						4.18%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%	[54],[55]	3.25%	[4],[6],[56],[57]			0.18%	[54],[55]			1.52%	[53],[58]	1.67%	[54],[55]
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent		31.05%	[59],[60]			12.12%	[1],[61]	13.14%	[59],[60]	15.33%	[7],[44],[62],[63]	15.13%	[49],[50],[64],[65]	15.26%	[59],[60]
MFS Lifetime 2065 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2065 Fund Blended Index
Average Annual Return, Percent	[61]	28.01%				10.13%	[1]
MFS Lifetime 2060 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2060 Fund Blended Index
Average Annual Return, Percent	[62],[63]	28.01%						10.93%		12.27%	[7],[44]
MFS Lifetime 2055 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2055 Fund Blended Index
Average Annual Return, Percent		28.01%	[66],[67]					10.93%	[66],[67]			11.90%	[41],[68]	11.96%	[66],[67]
MFS Lifetime 2045 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2045 Fund Blended Index
Average Annual Return, Percent		26.11%	[69],[70]					10.36%	[69],[70]			11.60%	[47],[71]	11.66%	[69],[70]
MFS Lifetime 2035 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2035 Fund Blended Index
Average Annual Return, Percent		19.08%	[60],[72]					7.83%	[60],[72]			9.79%	[50],[64]	9.90%	[60],[72]
MFS Lifetime 2025 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2025 Fund Blended Index
Average Annual Return, Percent		11.31%	[59],[73]					3.98%	[59],[73]			6.04%	[49],[65]	6.21%	[59],[73]
MFS Lifetime 2050 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2050 Fund Blended Index
Average Annual Return, Percent		27.95%	[74],[75]					10.92%	[74],[75]			11.90%	[48],[76]	11.95%	[74],[75]
MFS Lifetime 2030 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2030 Fund Blended Index
Average Annual Return, Percent		14.05%	[77],[78]					5.59%	[77],[78]			7.89%	[51],[79]	8.04%	[77],[78]
MFS Lifetime 2040 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2040 Fund Blended Index
Average Annual Return, Percent		24.12%	[80],[81]					9.59%	[80],[81]			11.01%	[52],[82]	11.09%	[80],[81]
MFS Lifetime Income Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime Income Fund Blended Index
Average Annual Return, Percent		11.20%	[54],[55]					3.57%	[54],[55]			4.87%	[53],[58]	5.00%	[54],[55]

[1]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
[2]	Assuming redemption at the end of the applicable period.
[3]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
[4]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
[5]	Assuming redemption at the end of the applicable period.
[6]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
[7]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[8]	Assuming redemption at the end of the applicable period.
[9]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[10]	Assuming redemption at the end of the applicable period.
[11]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[12]	Assuming redemption at the end of the applicable period.
[13]	Assuming redemption at the end of the applicable period.
[14]	Assuming redemption at the end of the applicable period.
[15]	Assuming redemption at the end of the applicable period.
[16]	Assuming redemption at the end of the applicable period.
[17]	Assuming redemption at the end of the applicable period.
[18]	Assuming redemption at the end of the applicable period.
[19]	Assuming redemption at the end of the applicable period.
[20]	Assuming redemption at the end of the applicable period.
[21]	Assuming redemption at the end of the applicable period.
[22]	Assuming redemption at the end of the applicable period.
[23]	Assuming redemption at the end of the applicable period.
[24]	Assuming redemption at the end of the applicable period.
[25]	Assuming redemption at the end of the applicable period.
[26]	Assuming redemption at the end of the applicable period.
[27]	Assuming redemption at the end of the applicable period.
[28]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
[29]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
[30]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
[31]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
[32]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
[33]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2026.
[34]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
[35]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
[36]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
[37]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
[38]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
[39]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2026.
[40]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[41]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
[42]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[43]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[44]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[45]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[46]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2026.
[47]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
[48]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
[49]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
[50]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
[51]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
[52]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
[53]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2026.
[54]	Source: FactSet Research Systems Inc.
[55]	Source: FactSet Research Systems Inc.
[56]	Source: FactSet Research Systems Inc.
[57]	Source: FactSet Research Systems Inc.
[58]	Source: FactSet Research Systems Inc.
[59]	Source: FactSet Research Systems Inc.
[60]	Source: FactSet Research Systems Inc.
[61]	Source: FactSet Research Systems Inc.
[62]	Source: FactSet Research Systems Inc.
[63]	Source: FactSet Research Systems Inc.
[64]	Source: FactSet Research Systems Inc.
[65]	Source: FactSet Research Systems Inc.
[66]	Source: FactSet Research Systems Inc.
[67]	Source: FactSet Research Systems Inc.
[68]	Source: FactSet Research Systems Inc.
[69]	Source: FactSet Research Systems Inc.
[70]	Source: FactSet Research Systems Inc.
[71]	Source: FactSet Research Systems Inc.
[72]	Source: FactSet Research Systems Inc.
[73]	Source: FactSet Research Systems Inc.
[74]	Source: FactSet Research Systems Inc.
[75]	Source: FactSet Research Systems Inc.
[76]	Source: FactSet Research Systems Inc.
[77]	Source: FactSet Research Systems Inc.
[78]	Source: FactSet Research Systems Inc.
[79]	Source: FactSet Research Systems Inc.
[80]	Source: FactSet Research Systems Inc.
[81]	Source: FactSet Research Systems Inc.
[82]	Source: FactSet Research Systems Inc.